Revenue, Contract Assets, Contract Liabilities and Remaining Performance Obligations Disaggregation of Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue by Geography
The following revenue disaggregated by geography was recognized:

	Year Ended December 31, 2021		Year Ended December 31, 2020
EMEA (1)	$20,562	48%	$14,213	50%
Americas (2)	15,719	36%	10,759	38%
Asia Pacific (3)	7,094	16%	3,518	12%

Total	$43,375	100%	$28,490	100%

(1)	Netherlands represented 24% and 37% for the years ended December 31, 2021 and 2020, respectively.
(2)	U.S. represented 36% and 38% for the years ended December 31 2021 and 2020, respectively.
(3)	Australia represented 11% and 9% for the years ended December 31, 2021 and 2020, respectively.

Schedule Of Changes In Contract With Customer Asset Table Text Block

	December 31,
	2021	2020
Balance at the beginning of the year	$853	$493
Contract assets recorded during the year	2,529	1,577
Reclassified to Accounts receivable	(1,298)	(1,217)

Balance at the end of the year	$2,084	$853

Schedule Of Changes In Contract With Customer Liability Table Text Block
Changes in Contract liabilities were as follows:

	December 31,
	2021	2020
Balance at the beginning of the year	$8,110	$4,550
Contract liabilities recorded during the year	8,343	7,759
Revenue recognized during the year	(6,950)	(4,199)
Other	(248)	—

Balance at the end of the year	$9,255	$8,110